Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Accounts receivable, net

8.Accounts receivable, net

	December 31,
	2023	2024
	RMB	RMB
Accounts receivable, gross	79,975	85,728
Less: credit loss provision	(15,717)	(9,684)
Accounts receivable, net	64,258	76,044

The following table sets out movements of the credit loss provision for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(2,296)	(2,303)	(15,717)
Current year provision	(993)	(13,888)	(6,501)
Current year reversal	986	474	12,534
Balance at end of the year	(2,303)	(15,717)	(9,684)